CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
REVENUES
Commissions	$ 929,514
Vetting fees	159,075
Clearing fees	131,843
Net gain/(loss) on firm trading accounts	3,656
Other	46,596
TOTAL REVENUES	1,270,684
EXPENSES
Compensation, payroll taxes and benefits	1,031,779
Data processing and clearing costs	455,703
Regulatory, professional fees and related expenses	11,537,254	$ 907,809
Stock compensation - founder share transfer	1,462,650
Communications	82,590
Occupancy and equipment	21,559
Transfer fees	20,618
Bank charges	36,176
Intangible assets amortization	453,464
Other	38,798
TOTAL EXPENSES	15,140,591	907,809
LOSS FROM OPERATIONS	(13,869,907)	(907,809)
OTHER INCOME/(EXPENSE)
Interest income	607,444	1,301,453
Loss on AtlasClear asset acquisition	(68,546,956)
Vendor settlements	765,274	61,532
Change in fair value of warrant liability derivative	(307,656)
Change in fair value, convertible note derivative	(2,593,750)
Change in fair value, long-term and short-term note derivative	(8,106,998)
Change in fair value of non-redemption agreement	(164,626)
Change in fair value of earnout liability	(220,000)
Change in fair value of subscription agreement	4,375,150
Interest expense	(521,392)
TOTAL OTHER INCOME/(EXPENSE)	(74,713,510)	1,362,985
NET INCOME/(LOSS) BEFORE INCOME TAXES	(88,583,417)	455,176
Income tax (expense) benefit	6,000	(262,805)
NET INCOME/(LOSS)	$ (88,577,417)	$ 192,371
Redeemable Common Stock
OTHER INCOME/(EXPENSE)
Basic weighted average shares outstanding (in shares)	9,048,173	11,976,319
Diluted weighted average shares outstanding (in Shares)	9,048,173	11,976,319
Basic net income (loss) per share (in Dollars per share)	$ (7.86)	$ 0.01
Diluted net income (loss) per share (in Dollars per share)	$ (7.86)	$ 0.01
Non-redeemable Common Stock
OTHER INCOME/(EXPENSE)
Basic weighted average shares outstanding (in shares)	2,219,949	5,031,250
Diluted weighted average shares outstanding (in Shares)	2,219,949	5,031,250
Basic net income (loss) per share (in Dollars per share)	$ (7.86)	$ 0.01
Diluted net income (loss) per share (in Dollars per share)	$ (7.86)	$ 0.01